Shareholder Report, Holdings (Details) - C000028538	Oct. 31, 2025
Welltower, Inc. - FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Prologis, Inc. - FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Equinix, Inc. - FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Digital Realty Trust, Inc. - FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Simon Property Group, Inc. - FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Extra Space Storage, Inc. - FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Mid-America Apartment Communities, Inc. - FR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ventas, Inc. - FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VICI Properties, Inc. - FR_925652109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Stockland - FR_685085003
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Country SummaryGreece
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
14637563
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	97.20%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SectorCapital Goods
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)